Operating Segment Information and Concentrations of Risk - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Net sales	$ 2,506.6	$ 2,054.5	$ 1,921.6
Total Identifiable Assets	4,032.6	2,351.0
Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	2,345.7	1,459.9
General Corporate
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,686.9	891.1
North America
Segment Reporting Information [Line Items]
Net sales	1,691.5	1,592.8	1,509.9
North America | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,294.6	1,103.6
Australia
Segment Reporting Information [Line Items]
Net sales	315.1	301.1	252.5
Australia | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	235.4	242.6
Germany
Segment Reporting Information [Line Items]
Net sales	137.1	2.1	2.7
Germany | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	512.3	0.5
New Zealand
Segment Reporting Information [Line Items]
Net sales	79.1	76.8	73.3
New Zealand | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	39.2	34.8
Other Countries
Segment Reporting Information [Line Items]
Net sales	283.8	81.7	$ 83.2
Other Countries | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	$ 264.2	$ 78.4